                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2000



Check here if Amendment [ ];  Amendment Number: _____
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fort Washington Investment Advisors, Inc.
Address: 420 East Fourth Street
         Cincinnati, OH 45202



Form 13F File Number 28-5330
                        ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information continued herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  William F. Ledwin
       --------------------
Title: President
       --------------------
Phone: (513) 361-7610
       --------------------


Signature, Place, and Date of Signing:


William F. Ledwin             Cincinnati, OH                8/7/2000
----------------------        --------------                ---------
[Signature]                    [City, State]                [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


     Form 13F File Number               Name
     28-

                                13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   53,012,966

Form 13F Information Table Value Total:   4,255,687,701

List of Other Included Managers:          None

Provide a numbered list of the name(s) and form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are not entries in this list, state "NONE" and omit the column headings and list entries.)


No.                           Form 13F File Number         None

                              28-
---------------------            ------------------        ---------------------
(Repeat as necessary)

Page 1 of 5         FORM 13F       NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.


                                                                                                      -----------------------------
                6/30/00                                                                                        (SEC Use Only)
                                                                                                      -----------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                          Item 4:        Item 5:                Item 6:
        Item 1:                 Item 2:      Item 3:       Fair         Shares or        Investment Discretion        Item 7:
    Name of Issuer              Title of      CUSIP       Market        Principal       --------------------------    Managers
                                 Class        Number       Value          Amount         (a)    (b) Shared    (c)   See Instr. V
                                                                                        sole    as Defined  Shared
                                                                                                in Instr. V  Other
--------------------------------------------------------------------------------------------------------------------------------
Global Crossing LTD               com       G3921A100      3,617,903          137,498     X
--------------------------------------------------------------------------------------------------------------------------------
RSL Communications Ltd.           Cl A      G7702U102        500,962           43,800     X
--------------------------------------------------------------------------------------------------------------------------------
Transocean Sedco Forex Inc        ord       G90078109     13,784,807          257,969     X
--------------------------------------------------------------------------------------------------------------------------------
Check Point Software Tech         ord       M22465104        423,500            2,000     X
--------------------------------------------------------------------------------------------------------------------------------
Aflac Inc.                        com       001055102      1,746,000           38,004     X
--------------------------------------------------------------------------------------------------------------------------------
AES Corp                          com       00130H105      5,324,437          116,700     X
--------------------------------------------------------------------------------------------------------------------------------
A T & T Corp                      com       001957109      2,179,153           68,906     X
--------------------------------------------------------------------------------------------------------------------------------
AT&T Corp-Liberty Media      com Lib Grp A  001957208     11,655,908          480,654     X
--------------------------------------------------------------------------------------------------------------------------------
AXA Financial Inc.                com       002451102      8,985,180          264,270     X
--------------------------------------------------------------------------------------------------------------------------------
Abbott Labs, Inc.                 com       002824100     21,679,255          486,491     X
--------------------------------------------------------------------------------------------------------------------------------
Agilent Technologies              com       00846U101      5,964,709           80,876     X
--------------------------------------------------------------------------------------------------------------------------------
Albertson's Inc.                  com       013104104     13,385,186          402,570     X
--------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc                         com       013817101        324,800           11,200     X
--------------------------------------------------------------------------------------------------------------------------------
Alliant Energy Corp.              com       018802108     12,426,700          477,950     X
--------------------------------------------------------------------------------------------------------------------------------
Alltel Corp                       com       020039103     22,237,545          359,032     X
--------------------------------------------------------------------------------------------------------------------------------
America Online                    com       02364J104        528,192           10,025     X
--------------------------------------------------------------------------------------------------------------------------------
American Express                  com       025816109      1,181,413           22,665     X
--------------------------------------------------------------------------------------------------------------------------------
AmericanHome Products             com       026609107      1,683,187           28,650     X
--------------------------------------------------------------------------------------------------------------------------------
American Intl. Group              com       026874107     12,944,740          110,168     X
--------------------------------------------------------------------------------------------------------------------------------
American Tower Corp.            CL A com    029912201        312,656            7,500     X
--------------------------------------------------------------------------------------------------------------------------------
Amgen Inc                         com       031162100        342,398            4,874     X
--------------------------------------------------------------------------------------------------------------------------------
Anheuser Busch Cos. Inc.          com       035229103        388,374            5,200     X
--------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                      com       037411105        367,578            6,250     X
--------------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.           com       038222105      8,289,468           91,470     X
--------------------------------------------------------------------------------------------------------------------------------
Applied Micro Circuits Corp.      com       03822W109        454,250            4,600     X
--------------------------------------------------------------------------------------------------------------------------------
Azurix Corp.                      com       05501M104        140,000           20,000     X
--------------------------------------------------------------------------------------------------------------------------------
B P Amoco P L C              Sponsored ADR  055622104        278,174            4,918     X
--------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.             com       060505104        684,990           15,930     X
--------------------------------------------------------------------------------------------------------------------------------
Bank of New York Inc.             com       064057102      5,925,309          127,426     X
--------------------------------------------------------------------------------------------------------------------------------
Bank of New York Inc.             com       064057102     79,607,256        1,711,984              X                   1
--------------------------------------------------------------------------------------------------------------------------------
Banc One Corp.                    com       06423A103        811,192           30,539     X
--------------------------------------------------------------------------------------------------------------------------------
Bank of Rhode Island              com       064576101      1,644,750          153,000     X
--------------------------------------------------------------------------------------------------------------------------------
Baxter International              com       071813109     22,629,023          321,835     X
--------------------------------------------------------------------------------------------------------------------------------
Bell Atlantic Corp.               com       077853109     12,642,608          248,811     X
--------------------------------------------------------------------------------------------------------------------------------
Bellsouth Corp.                   com       079860102      3,397,212           79,700     X
--------------------------------------------------------------------------------------------------------------------------------
Bristol Myers Squibb              com       110122108      1,570,420           26,960     X
--------------------------------------------------------------------------------------------------------------------------------
Broadcom Corp                   CL A com    111320107        864,803            3,950     X
--------------------------------------------------------------------------------------------------------------------------------
Broadwing                         com       111620100     11,906,869          459,060     X
--------------------------------------------------------------------------------------------------------------------------------
Broadwing                         com       111620100     38,224,457        1,473,714              X                   1
--------------------------------------------------------------------------------------------------------------------------------
Brocade Commun. Sys.              com       111621108        550,453            3,000     X
--------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                           331,605,817
--------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------
                                              Item 8:
        Item 1:                          Voting Authority
    Name of Issuer                             Shares
                            --------------------------------------------
                              (a) Sole          (b)              (c)
                                               Shared            None
------------------------------------------------------------------------
Global Crossing LTD            137,498
------------------------------------------------------------------------
RSL Communications Ltd.         43,800
------------------------------------------------------------------------
Transocean Sedco Forex Inc     257,969
------------------------------------------------------------------------
Check Point Software Tech        2,000
------------------------------------------------------------------------
Aflac Inc.                      38,004
------------------------------------------------------------------------
AES Corp                       116,700
------------------------------------------------------------------------
A T & T Corp                    68,906
------------------------------------------------------------------------
AT&T Corp-Liberty Media        480,654
------------------------------------------------------------------------
AXA Financial Inc.             264,270
------------------------------------------------------------------------
Abbott Labs, Inc.              486,491
------------------------------------------------------------------------
Agilent Technologies            80,876
------------------------------------------------------------------------
Albertson's Inc.               402,570
------------------------------------------------------------------------
Alcoa Inc                       11,200
------------------------------------------------------------------------
Alliant Energy Corp.           477,950
------------------------------------------------------------------------
Alltel Corp                    359,032
------------------------------------------------------------------------
America Online                  10,025
------------------------------------------------------------------------
American Express                22,665
------------------------------------------------------------------------
AmericanHome Products           28,650
------------------------------------------------------------------------
American Intl. Group           110,168
------------------------------------------------------------------------
American Tower Corp.             7,500
------------------------------------------------------------------------
Amgen Inc                        4,874
------------------------------------------------------------------------
Anheuser Busch Cos. Inc.         5,200
------------------------------------------------------------------------
Apache Corp.                     6,250
------------------------------------------------------------------------
Applied Materials, Inc.         91,470
------------------------------------------------------------------------
Applied Micro Circuits Corp.     4,600
------------------------------------------------------------------------
Azurix Corp.                    20,000
------------------------------------------------------------------------
B P Amoco P L C                  4,918
------------------------------------------------------------------------
Bank of America Corp.           15,930
------------------------------------------------------------------------
Bank of New York Inc.          127,426
------------------------------------------------------------------------
Bank of New York Inc.                       1,711,984
------------------------------------------------------------------------
Banc One Corp.                  30,539
------------------------------------------------------------------------
Bank of Rhode Island           153,000
------------------------------------------------------------------------
Baxter International           321,835
------------------------------------------------------------------------
Bell Atlantic Corp.            248,811
------------------------------------------------------------------------
Bellsouth Corp.                 79,700
------------------------------------------------------------------------
Bristol Myers Squibb            26,960
------------------------------------------------------------------------
Broadcom Corp                    3,950
------------------------------------------------------------------------
Broadwing                      459,060
------------------------------------------------------------------------
Broadwing                                   1,473,714
------------------------------------------------------------------------
Brocade Commun. Sys.             3,000
------------------------------------------------------------------------
COLUMN TOTALS:
------------------------------------------------------------------------

Page 2 of 5         FORM 13F       NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.


                                                                                                      -----------------------------
                6/30/00                                                                                        (SEC Use Only)
                                                                                                      -----------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                          Item 4:        Item 5:                Item 6:
        Item 1:                 Item 2:      Item 3:       Fair         Shares or        Investment Discretion        Item 7:
    Name of Issuer              Title of      CUSIP       Market        Principal       --------------------------    Managers
                                 Class        Number       Value          Amount         (a)    (b) Shared    (c)   See Instr. V
                                                                                        sole    as Defined  Shared
                                                                                                in Instr. V  Other
--------------------------------------------------------------------------------------------------------------------------------
CMGI Inc                          com       125750109      2,061,562           45,000     X
--------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.                  com       125896100     15,902,344          718,750     X
--------------------------------------------------------------------------------------------------------------------------------
Cardinal Health                   com       14149Y108     19,780,200          267,300     X
--------------------------------------------------------------------------------------------------------------------------------
Centennial Comms. Co.           CL A New    15133V208        206,250           15,000     X
--------------------------------------------------------------------------------------------------------------------------------
Ceridian Corporation              com       15677T106     21,827,575          907,120     X
--------------------------------------------------------------------------------------------------------------------------------
Charter Communications          CL A com    16117M107        164,375           10,000     X
--------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan New               com       16161A108     11,752,617          255,145     X
--------------------------------------------------------------------------------------------------------------------------------
Checkfree Holdings Corp           com       162816102      1,804,687           35,000              X                   1
--------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                     com       166751107        432,544            5,100     X
--------------------------------------------------------------------------------------------------------------------------------
Cincinnati Financial            sr cv db    172062AB7      7,199,500        3,400,000     X
                                5.5% 02
--------------------------------------------------------------------------------------------------------------------------------
Cincinnati Financial              com       172062101      1,658,453           52,764     X
--------------------------------------------------------------------------------------------------------------------------------
Cincinnati Financial              com       172062101    108,796,417        3,460,721              X                   1
--------------------------------------------------------------------------------------------------------------------------------
Cinergy Corporation               com       172474108      4,419,765          173,750     X
--------------------------------------------------------------------------------------------------------------------------------
Cintas Corporation                com       172908105        132,625            3,615     X
--------------------------------------------------------------------------------------------------------------------------------
Cintas Corporation                com       172908105     60,209,691        1,641,150              X                   1
--------------------------------------------------------------------------------------------------------------------------------
Cisco Systems Inc.                com       17275R102     15,698,031          246,970     X
--------------------------------------------------------------------------------------------------------------------------------
Citigroup                         com       172967101     36,414,528          604,396     X
--------------------------------------------------------------------------------------------------------------------------------
Coastal Corp.                     com       190441105        426,125            7,000     X
--------------------------------------------------------------------------------------------------------------------------------
Coca Cola Co.                     com       191216100        563,692            9,814     X
--------------------------------------------------------------------------------------------------------------------------------
Compaq Computer Corp.             com       204493100        870,403           34,050     X
--------------------------------------------------------------------------------------------------------------------------------
Computer Assoc. Intl              com       204912109     17,551,528          342,887     X
--------------------------------------------------------------------------------------------------------------------------------
Compuware Corp.                   com       205638109      4,992,502          481,205     X
--------------------------------------------------------------------------------------------------------------------------------
Conagra Inc.                      com       205887102        428,906           22,500     X
--------------------------------------------------------------------------------------------------------------------------------
Conoco, Inc. - CL A               CL A      208251306     18,339,750          833,625     X
--------------------------------------------------------------------------------------------------------------------------------
Consellation Energy Group         com       210371100      2,181,688           67,000     X
--------------------------------------------------------------------------------------------------------------------------------
Convergys Corporation             com       212485106        323,077            6,228     X
--------------------------------------------------------------------------------------------------------------------------------
Convergys Corporation             com       212485106     76,448,914        1,473,714              X                   1
--------------------------------------------------------------------------------------------------------------------------------
Corning Inc.                      com       219350105      6,402,784           23,725     X
--------------------------------------------------------------------------------------------------------------------------------
Costco Wholesale New              com       22160K105      3,125,925           94,725     X
--------------------------------------------------------------------------------------------------------------------------------
Countrywide Credit Ind. Inc.      com       222372104        441,047           14,550     X
--------------------------------------------------------------------------------------------------------------------------------
Crown Castle Intl. Corp.          com       228227104        219,000            6,000     X
--------------------------------------------------------------------------------------------------------------------------------
DPL Inc                           com       233293109      1,765,618           80,484     X
--------------------------------------------------------------------------------------------------------------------------------
Dell Computer Corp.               com       247025109      5,859,558          118,825     X
--------------------------------------------------------------------------------------------------------------------------------
Walt Disney Productions        com Disney   254687106      2,069,948           53,332     X
--------------------------------------------------------------------------------------------------------------------------------
Du Pont de Nemours Co.            com       263534109     12,870,808          294,190     X
--------------------------------------------------------------------------------------------------------------------------------
Duke Energy                       com       264399106      2,298,521           40,772     X
--------------------------------------------------------------------------------------------------------------------------------
E M C Corp.                       com       268648102     10,600,064          137,775     X
--------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp.              com       283905107        509,375           10,000     X
--------------------------------------------------------------------------------------------------------------------------------
Elan Corp. PLC                    ADR       284131208      6,737,947          139,106     X
--------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.              com       291011104     15,257,668          252,714     X
--------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                         1,019,973,063
--------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------
                                              Item 8:
        Item 1:                          Voting Authority
    Name of Issuer                             Shares
                            --------------------------------------------
                              (a) Sole          (b)              (c)
                                               Shared            None
------------------------------------------------------------------------
CMGI Inc                        45,000
------------------------------------------------------------------------
CMS Energy Corp.               718,750
------------------------------------------------------------------------
Cardinal Health                267,300
------------------------------------------------------------------------
Centennial Comms. Co.           15,000
------------------------------------------------------------------------
Ceridian Corporation           907,120
------------------------------------------------------------------------
Charter Communications          10,000
------------------------------------------------------------------------
Chase Manhattan New            255,145
------------------------------------------------------------------------
Checkfree Holdings Corp                        35,000
------------------------------------------------------------------------
Chevron Corp.                    5,100
------------------------------------------------------------------------
Cincinnati Financial         3,400,000
------------------------------------------------------------------------
Cincinnati Financial            52,764
------------------------------------------------------------------------
Cincinnati Financial                        3,460,721
------------------------------------------------------------------------
Cinergy Corporation            173,750
------------------------------------------------------------------------
Cintas Corporation               3,615
------------------------------------------------------------------------
Cintas Corporation                          1,641,150
------------------------------------------------------------------------
Cisco Systems Inc.             246,970
------------------------------------------------------------------------
Citigroup                      604,396
------------------------------------------------------------------------
Coastal Corp.                    7,000
------------------------------------------------------------------------
Coca Cola Co.                    9,814
------------------------------------------------------------------------
Compaq Computer Corp.           34,050
------------------------------------------------------------------------
Computer Assoc. Intl           342,887
------------------------------------------------------------------------
Compuware Corp.                481,205
------------------------------------------------------------------------
Conagra Inc.                    22,500
------------------------------------------------------------------------
Conoco, Inc. - CL A            833,625
------------------------------------------------------------------------
Consellation Energy Group       67,000
------------------------------------------------------------------------
Convergys Corporation            6,228
------------------------------------------------------------------------
Convergys Corporation                       1,473,714
------------------------------------------------------------------------
Corning Inc.                    23,725
------------------------------------------------------------------------
Costco Wholesale New            94,725
------------------------------------------------------------------------
Countrywide Credit Ind. Inc.    14,550
------------------------------------------------------------------------
Crown Castle Intl. Corp.         6,000
------------------------------------------------------------------------
DPL Inc                         80,484
------------------------------------------------------------------------
Dell Computer Corp.            118,825
------------------------------------------------------------------------
Walt Disney Productions         53,332
------------------------------------------------------------------------
Du Pont de Nemours Co.         294,190
------------------------------------------------------------------------
Duke Energy                     40,772
------------------------------------------------------------------------
E M C Corp.                    137,775
------------------------------------------------------------------------
El Paso Energy Corp.            10,000
------------------------------------------------------------------------
Elan Corp. PLC                 139,106
------------------------------------------------------------------------
Emerson Electric Co.           252,714
------------------------------------------------------------------------
COLUMN TOTALS:
------------------------------------------------------------------------

Page 3 of 5         FORM 13F       NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.


                                                                                                      -----------------------------
                6/30/00                                                                                        (SEC Use Only)
                                                                                                      -----------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                           Item 4:        Item 5:                Item 6:
        Item 1:                  Item 2:      Item 3:       Fair         Shares or        Investment Discretion        Item 7:
    Name of Issuer               Title of      CUSIP       Market        Principal       --------------------------    Managers
                                  Class        Number       Value          Amount         (a)    (b) Shared    (c)   See Instr. V
                                                                                         sole    as Defined  Shared
                                                                                                 in Instr. V  Other
---------------------------------------------------------------------------------------------------------------------------------
Enron Corp.                        com       293561106     10,169,069          157,660     X
---------------------------------------------------------------------------------------------------------------------------------
Exodus Communications Inc          com       302088109        934,977           20,298     X
---------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corporation            com       30231G102     20,702,965          263,733     X
---------------------------------------------------------------------------------------------------------------------------------
FPL Group Inc.                     com       302571104      1,237,500           25,000     X
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mtg.             com       313400301      1,841,373           45,466     X
---------------------------------------------------------------------------------------------------------------------------------
Fed National Mtg Assoc.            com       313586109     20,975,461          401,924     X
---------------------------------------------------------------------------------------------------------------------------------
Federated Dept Stores              com       31410H101      9,338,287          276,691     X
---------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                com       316773100      6,576,039          103,972     X
---------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                com       316773100    140,802,849        2,226,132              X                   1
---------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                   com       319963104      8,038,009          161,975     X
---------------------------------------------------------------------------------------------------------------------------------
Firstar Corp. new                  com       33763V109      1,805,583           85,725     X
---------------------------------------------------------------------------------------------------------------------------------
Firstar Corp. new                  com       33763V109     70,848,163        3,363,711              X                   1
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co.                     com       345370100        604,408           14,056     X
---------------------------------------------------------------------------------------------------------------------------------
GTE Corp.                          com       362320103      4,054,654           65,135     X
---------------------------------------------------------------------------------------------------------------------------------
Gannett Co.                        com       364730101        322,987            5,400     X
---------------------------------------------------------------------------------------------------------------------------------
Gap Inc. Del                       com       364760108      1,292,906           41,373     X
---------------------------------------------------------------------------------------------------------------------------------
Gateway Inc.                       com       367626108     30,088,850          530,200     X
---------------------------------------------------------------------------------------------------------------------------------
General Electric Co.               com       369604103     27,694,885          522,545     X
---------------------------------------------------------------------------------------------------------------------------------
Getty Images Inc.                  com       374276103        234,643            6,331     X
---------------------------------------------------------------------------------------------------------------------------------
HJ Heinz                           com       423074103        332,719            7,605     X
---------------------------------------------------------------------------------------------------------------------------------
Hewlett Packard                    com       428236103     25,975,249          208,010     X
---------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                   com       437076102     10,878,435          217,841     X
---------------------------------------------------------------------------------------------------------------------------------
Honeywell International            com       438516106     15,603,376          463,180     X
---------------------------------------------------------------------------------------------------------------------------------
Indymac Mortgage Hldgs. Inc        com       456607100      1,225,440           90,355     X
---------------------------------------------------------------------------------------------------------------------------------
Infospace Inc.                     com       45678T102        519,516            9,403     X
---------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co.                 com       456866102     10,756,611          267,245     X
---------------------------------------------------------------------------------------------------------------------------------
Inktomi Corp.                      com       457277101        372,487            3,150     X
---------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                        com       458140100     52,900,278          395,702     X
---------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications          com       458801107      1,084,387           36,450     X
---------------------------------------------------------------------------------------------------------------------------------
Int'l. Bus. Mach.                  com       459200101     25,732,178          234,863     X
---------------------------------------------------------------------------------------------------------------------------------
Interpublic Group Cos.             com       460690100     14,353,185          333,795     X
---------------------------------------------------------------------------------------------------------------------------------
JDS Uniphase Corporation           com       46612J101        599,375            5,000     X
---------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                  com       478160104     10,027,047           98,425     X
---------------------------------------------------------------------------------------------------------------------------------
Juniper Networks Inc.              com       48203R104      2,940,362           20,200     X
---------------------------------------------------------------------------------------------------------------------------------
Kansas City Power & Light          com       485134100      1,012,500           45,000     X
---------------------------------------------------------------------------------------------------------------------------------
Keycorp. New                       com       493267108        713,865           40,503     X
---------------------------------------------------------------------------------------------------------------------------------
Kimberly Clark                     com       494368103     34,003,294          592,650     X
---------------------------------------------------------------------------------------------------------------------------------
Lexmark International Grp          com       529771107     27,442,035          408,060     X
---------------------------------------------------------------------------------------------------------------------------------
Eli Lilly Co.                      com       532457108      1,174,630           11,761     X
---------------------------------------------------------------------------------------------------------------------------------
Lowes Co. Inc.                     com       548661107        513,691           12,510     X
---------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                            585,555,199
---------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------
                                               Item 8:
        Item 1:                           Voting Authority
    Name of Issuer                              Shares
                             --------------------------------------------
                               (a) Sole          (b)              (c)
                                                Shared            None
-------------------------------------------------------------------------
Enron Corp.                     157,660
-------------------------------------------------------------------------
Exodus Communications Inc        20,298
-------------------------------------------------------------------------
Exxon Mobil Corporation         263,733
-------------------------------------------------------------------------
FPL Group Inc.                   25,000
-------------------------------------------------------------------------
Federal Home Loan Mtg.           45,466
-------------------------------------------------------------------------
Fed National Mtg Assoc.         401,924
-------------------------------------------------------------------------
Federated Dept Stores           276,691
-------------------------------------------------------------------------
Fifth Third Bancorp             103,972
-------------------------------------------------------------------------
Fifth Third Bancorp                          2,226,132
-------------------------------------------------------------------------
First Data Corp.                161,975
-------------------------------------------------------------------------
Firstar Corp. new                85,725
-------------------------------------------------------------------------
Firstar Corp. new                            3,363,711
-------------------------------------------------------------------------
Ford Motor Co.                   14,056
-------------------------------------------------------------------------
GTE Corp.                        65,135
-------------------------------------------------------------------------
Gannett Co.                       5,400
-------------------------------------------------------------------------
Gap Inc. Del                     41,373
-------------------------------------------------------------------------
Gateway Inc.                    530,200
-------------------------------------------------------------------------
General Electric Co.            522,545
-------------------------------------------------------------------------
Getty Images Inc.                 6,331
-------------------------------------------------------------------------
HJ Heinz                          7,605
-------------------------------------------------------------------------
Hewlett Packard                 208,010
-------------------------------------------------------------------------
Home Depot, Inc.                217,841
-------------------------------------------------------------------------
Honeywell International         463,180
-------------------------------------------------------------------------
Indymac Mortgage Hldgs. Inc      90,355
-------------------------------------------------------------------------
Infospace Inc.                    9,403
-------------------------------------------------------------------------
Ingersoll-Rand Co.              267,245
-------------------------------------------------------------------------
Inktomi Corp.                     3,150
-------------------------------------------------------------------------
Intel Corp.                     395,702
-------------------------------------------------------------------------
Intermedia Communications        36,450
-------------------------------------------------------------------------
Int'l. Bus. Mach.               234,863
-------------------------------------------------------------------------
Interpublic Group Cos.          333,795
-------------------------------------------------------------------------
JDS Uniphase Corporation          5,000
-------------------------------------------------------------------------
Johnson & Johnson                98,425
-------------------------------------------------------------------------
Juniper Networks Inc.            20,200
-------------------------------------------------------------------------
Kansas City Power & Light        45,000
-------------------------------------------------------------------------
Keycorp. New                     40,503
-------------------------------------------------------------------------
Kimberly Clark                  592,650
-------------------------------------------------------------------------
Lexmark International Grp       408,060
-------------------------------------------------------------------------
Eli Lilly Co.                    11,761
-------------------------------------------------------------------------
Lowes Co. Inc.                   12,510
-------------------------------------------------------------------------
COLUMN TOTALS:
-------------------------------------------------------------------------

Page 4 of 5         FORM 13F       NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.


                                                                                                      -----------------------------
                6/30/00                                                                                        (SEC Use Only)
                                                                                                      -----------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                          Item 4:        Item 5:                Item 6:
        Item 1:                 Item 2:      Item 3:       Fair         Shares or        Investment Discretion        Item 7:
    Name of Issuer              Title of      CUSIP       Market        Principal       --------------------------    Managers
                                 Class        Number       Value          Amount         (a)    (b) Shared    (c)   See Instr. V
                                                                                        sole    as Defined  Shared
                                                                                                in Instr. V  Other
---------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies Inc.          com       549463107      5,769,469           97,375     X
---------------------------------------------------------------------------------------------------------------------------------
Luxottica Grp SPA            sponsored adr  55068R202        390,000           32,000     X
---------------------------------------------------------------------------------------------------------------------------------
Lycos Inc.                        com       550818108        311,472            5,768     X
---------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.             com       552848103      7,696,325          169,150     X
---------------------------------------------------------------------------------------------------------------------------------
Magna International               cl a      559222401     19,217,047          406,710     X
---------------------------------------------------------------------------------------------------------------------------------
Manor Care Inc. new               com       564055101      1,163,225          166,175     X
---------------------------------------------------------------------------------------------------------------------------------
Masco Corp                        com       574599106     18,118,494        1,003,100     X
---------------------------------------------------------------------------------------------------------------------------------
McCormick & Co.               com non vtg   579780206     14,808,625          455,650     X
---------------------------------------------------------------------------------------------------------------------------------
McDonalds Corporation             com       580135101      2,372,159           72,020     X
---------------------------------------------------------------------------------------------------------------------------------
McLeod USA Inc                  CL A com    582266102        744,750           36,000     X
---------------------------------------------------------------------------------------------------------------------------------
Mead Corporation                  com       582834107     16,025,544          634,675     X
---------------------------------------------------------------------------------------------------------------------------------
Mediaone Group Inc.               com       58440J104        301,970            4,535     X
---------------------------------------------------------------------------------------------------------------------------------
Medimmune Inc.                    com       584699102        444,000            6,000     X
---------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                   com       585055106     10,921,391          219,250     X
---------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp             com       58551A108        415,387           11,400     X
---------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                 com       589331107     25,223,494          329,181     X
---------------------------------------------------------------------------------------------------------------------------------
Metromedia Fiber Network-A        com       591689104        464,344           11,700     X
---------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                   com       594918104      5,899,600           73,745     X
---------------------------------------------------------------------------------------------------------------------------------
Micron Technology                 com       595112103        264,187            3,000     X
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter      com new     617446448        357,975            4,300     X
---------------------------------------------------------------------------------------------------------------------------------
Motorola Inc                      com       620076109      1,137,942           39,155     X
---------------------------------------------------------------------------------------------------------------------------------
Network Appliance Inc.            com       64120L104        563,500            7,000     X
---------------------------------------------------------------------------------------------------------------------------------
News Corp Ltd.                 sponsored    652487802        370,500            7,800     X
                                adr pfd
---------------------------------------------------------------------------------------------------------------------------------
Nextel Communications             CL A      65332V103        305,937            5,000     X
---------------------------------------------------------------------------------------------------------------------------------
Nextlink Communications-A         CL A      65333H707        546,299           14,400     X
---------------------------------------------------------------------------------------------------------------------------------
Nokia Corp.                  sponsored adr  654902204     10,288,373          206,025     X
---------------------------------------------------------------------------------------------------------------------------------
North Fork Bancorp                com       659424105     10,706,836          707,890     X
---------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.             com       656569100     34,299,720          502,560     X
---------------------------------------------------------------------------------------------------------------------------------
Northern Trust                    com       665859104      6,950,301          106,825     X
---------------------------------------------------------------------------------------------------------------------------------
Northwestern Corp.                com       668074107        416,250           18,000     X
---------------------------------------------------------------------------------------------------------------------------------
Office Depot                      com       676220106      7,866,344        1,258,615     X
---------------------------------------------------------------------------------------------------------------------------------
Ohio Casualty                     com       677240103      3,073,813          289,300              X                   1
---------------------------------------------------------------------------------------------------------------------------------
Ominicom Group                    com       681919106      8,819,414           99,025     X
---------------------------------------------------------------------------------------------------------------------------------
Online Resources & Comm           com       68273G101        383,031           59,500     X
---------------------------------------------------------------------------------------------------------------------------------
Oracle Systems Corp.              com       68389X105     15,363,683          182,765     X
---------------------------------------------------------------------------------------------------------------------------------
PMC-Sierra Inc.                   com       69344F106        266,531            1,500     X
---------------------------------------------------------------------------------------------------------------------------------
Paine Webber Group                com       695629105        318,500            7,000     X
---------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                     com       713448108     29,089,321          654,613     X
---------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                       com       717081103     21,787,440          453,905     X
---------------------------------------------------------------------------------------------------------------------------------
Philip Morris Cos. Inc.           com       718154107        355,539           13,385     X
---------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                           947,201,355
---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------
                                                Item 8:
        Item 1:                            Voting Authority
    Name of Issuer                               Shares
                              --------------------------------------------
                                (a) Sole          (b)              (c)
                                                 Shared            None
--------------------------------------------------------------------------
Lucent Technologies Inc.          97,375
--------------------------------------------------------------------------
Luxottica Grp SPA                 32,000
--------------------------------------------------------------------------
Lycos Inc.                         5,768
--------------------------------------------------------------------------
MGIC Investment Corp.            169,150
--------------------------------------------------------------------------
Magna International              406,710
--------------------------------------------------------------------------
Manor Care Inc. new              166,175
--------------------------------------------------------------------------
Masco Corp                     1,003,100
--------------------------------------------------------------------------
McCormick & Co.                  455,650
--------------------------------------------------------------------------
McDonalds Corporation             72,020
--------------------------------------------------------------------------
McLeod USA Inc                    36,000
--------------------------------------------------------------------------
Mead Corporation                 634,675
--------------------------------------------------------------------------
Mediaone Group Inc.                4,535
--------------------------------------------------------------------------
Medimmune Inc.                     6,000
--------------------------------------------------------------------------
Medtronic, Inc.                  219,250
--------------------------------------------------------------------------
Mellon Financial Corp             11,400
--------------------------------------------------------------------------
Merck & Co., Inc.                329,181
--------------------------------------------------------------------------
Metromedia Fiber Network-A        11,700
--------------------------------------------------------------------------
Microsoft Corp.                   73,745
--------------------------------------------------------------------------
Micron Technology                  3,000
--------------------------------------------------------------------------
Morgan Stanley Dean Witter         4,300
--------------------------------------------------------------------------
Motorola Inc                      39,155
--------------------------------------------------------------------------
Network Appliance Inc.             7,000
--------------------------------------------------------------------------
News Corp Ltd.                     7,800
--------------------------------------------------------------------------
Nextel Communications              5,000
--------------------------------------------------------------------------
Nextlink Communications-A         14,400
--------------------------------------------------------------------------
Nokia Corp.                      206,025
--------------------------------------------------------------------------
North Fork Bancorp               707,890
--------------------------------------------------------------------------
Nortel Networks Corp.            502,560
--------------------------------------------------------------------------
Northern Trust                   106,825
--------------------------------------------------------------------------
Northwestern Corp.                18,000
--------------------------------------------------------------------------
Office Depot                   1,258,615
--------------------------------------------------------------------------
Ohio Casualty                                   289,300
--------------------------------------------------------------------------
Ominicom Group                    99,025
--------------------------------------------------------------------------
Online Resources & Comm           59,500
--------------------------------------------------------------------------
Oracle Systems Corp.             182,765
--------------------------------------------------------------------------
PMC-Sierra Inc.                    1,500
--------------------------------------------------------------------------
Paine Webber Group                 7,000
--------------------------------------------------------------------------
PepsiCo, Inc.                    654,613
--------------------------------------------------------------------------
Pfizer Inc.                      453,905
--------------------------------------------------------------------------
Philip Morris Cos. Inc.           13,385
--------------------------------------------------------------------------
COLUMN TOTALS:
--------------------------------------------------------------------------

Page 5 of 5         FORM 13F       NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.


                                                                                                      -----------------------------
                6/30/00                                                                                        (SEC Use Only)
                                                                                                      -----------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                          Item 4:        Item 5:                Item 6:
        Item 1:                 Item 2:      Item 3:       Fair         Shares or        Investment Discretion        Item 7:
    Name of Issuer              Title of      CUSIP       Market        Principal       --------------------------    Managers
                                 Class        Number       Value          Amount         (a)    (b) Shared    (c)   See Instr. V
                                                                                        sole    as Defined  Shared
                                                                                                in Instr. V  Other
--------------------------------------------------------------------------------------------------------------------------------
Pinnacle Holdings                 com       72346N101        448,200            8,300     X
--------------------------------------------------------------------------------------------------------------------------------
Pitney Bowes Inc.                 com       724479100        308,000            7,700     X
--------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble                  com       742718109      4,240,564           74,071     X
--------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble                  com       742718109     67,946,247        1,186,834              X                   1
--------------------------------------------------------------------------------------------------------------------------------
Professional Bancorp Inc.         com       743112104        398,536          122,627     X
--------------------------------------------------------------------------------------------------------------------------------
Provident Financial Group         com       743866105        343,400           14,421     X
--------------------------------------------------------------------------------------------------------------------------------
PSINet Inc.                       com       74437C101        351,750           14,000     X
--------------------------------------------------------------------------------------------------------------------------------
RF Micro Devices Inc.             com       749941100        350,500            4,000     X
--------------------------------------------------------------------------------------------------------------------------------
Ralston-Purina Group            com Ral-    751277302      8,781,472          440,450     X
                                Pur Grp
--------------------------------------------------------------------------------------------------------------------------------
Reliastar Finl                    com       75952U103     12,356,897          235,651     X
--------------------------------------------------------------------------------------------------------------------------------
SBC Communications                com       78387G103     21,089,997          487,630     X
--------------------------------------------------------------------------------------------------------------------------------
SLM Holding Corp.                 com       78442A109     24,201,921          646,463     X
--------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                    com       803111103        231,750           12,000     X
--------------------------------------------------------------------------------------------------------------------------------
Schering Plough Corp.             com       806605101     18,251,962          361,425     X
--------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                 com       806857108     23,386,207          313,383     X
--------------------------------------------------------------------------------------------------------------------------------
Shell Trans & Trading PLC       New York    822703609        239,700            4,800     X
                                Shs New
--------------------------------------------------------------------------------------------------------------------------------
Southern Co.                      com       842587107        708,699           30,400     X
--------------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                  com Fon Grp   852061100     13,203,645          258,895     X
--------------------------------------------------------------------------------------------------------------------------------
Sprint Corp. -PCS Group PCS    com Ser 1    852061506      3,922,061           65,917     X
--------------------------------------------------------------------------------------------------------------------------------
Stifel Financial                  com       860630102     10,708,026        1,019,812              X                   1
--------------------------------------------------------------------------------------------------------------------------------
Sun MicroSystems                  com       866810104     32,582,361          358,293     X
--------------------------------------------------------------------------------------------------------------------------------
Sycamore Networks Inc.            com       871206108        364,237            3,300     X
--------------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc.            com       882508104      6,635,213           96,600     X
--------------------------------------------------------------------------------------------------------------------------------
Tosco Corp.                     com new     891490302     14,961,741          528,450     X
--------------------------------------------------------------------------------------------------------------------------------
U S Bancorp.                      com       902973106      9,612,487          499,350     X
--------------------------------------------------------------------------------------------------------------------------------
UnionBancorp, Inc.                com       908908106        366,300           33,300     X
--------------------------------------------------------------------------------------------------------------------------------
Univision Communications          CL A      914906102      7,298,302           70,515     X
--------------------------------------------------------------------------------------------------------------------------------
U S Freightways                   com       916906100      5,773,416          235,050     X
--------------------------------------------------------------------------------------------------------------------------------
Verisign Inc.                     com       92343E102        229,450            1,300     X
--------------------------------------------------------------------------------------------------------------------------------
Veritas Software                  com       923436109        542,475            4,800     X
--------------------------------------------------------------------------------------------------------------------------------
Vodafone Airtouch PLC             com       92857T107      4,664,205          112,560     X
--------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                    com       929771103        429,606            7,919     X
--------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores Inc               com       931142103     11,944,509          207,280     X
--------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co new              com       949746101      1,288,437           33,250     X
--------------------------------------------------------------------------------------------------------------------------------
Williams Companies Inc            com       969457100     14,701,513          352,660     X
--------------------------------------------------------------------------------------------------------------------------------
Worldcom Inc. New                 com       98157D106     11,117,210          242,340     X
--------------------------------------------------------------------------------------------------------------------------------
Worldpages.Com Inc.               com       981922107        180,000           30,000     X
--------------------------------------------------------------------------------------------------------------------------------
Xilinx                            com       983919101      5,201,437           63,000     X
--------------------------------------------------------------------------------------------------------------------------------
Yahoo Inc                         com       984332106      5,331,208           43,037     X
--------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                         1,371,352,268
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
GRAND TOTAL:                                           4,255,687,701       53,012,966
-------------------------------------------------------=============-------==========-------------------------------------------


------------------------------------------------------------------------
                                              Item 8:
        Item 1:                          Voting Authority
    Name of Issuer                             Shares
                            --------------------------------------------
                              (a) Sole          (b)              (c)
                                               Shared            None
------------------------------------------------------------------------
Pinnacle Holdings                8,300
------------------------------------------------------------------------
Pitney Bowes Inc.                7,700
------------------------------------------------------------------------
Procter & Gamble                74,071
------------------------------------------------------------------------
Procter & Gamble                            1,186,834
------------------------------------------------------------------------
Professional Bancorp Inc.      122,627
------------------------------------------------------------------------
Provident Financial Group       14,421
------------------------------------------------------------------------
PSINet Inc.                     14,000
------------------------------------------------------------------------
RF Micro Devices Inc.            4,000
------------------------------------------------------------------------
Ralston-Purina Group           440,450

------------------------------------------------------------------------
Reliastar Finl                 235,651
------------------------------------------------------------------------
SBC Communications             487,630
------------------------------------------------------------------------
SLM Holding Corp.              646,463
------------------------------------------------------------------------
Sara Lee Corp.                  12,000
------------------------------------------------------------------------
Schering Plough Corp.          361,425
------------------------------------------------------------------------
Schlumberger Ltd.              313,383
------------------------------------------------------------------------
Shell Trans & Trading PLC        4,800

------------------------------------------------------------------------
Southern Co.                    30,400
------------------------------------------------------------------------
Sprint Corp.                   258,895
------------------------------------------------------------------------
Sprint Corp.-PCS Group PCS      65,917
------------------------------------------------------------------------
Stifel Financial                            1,019,812
------------------------------------------------------------------------
Sun MicroSystems               358,293
------------------------------------------------------------------------
Sycamore Networks Inc.           3,300
------------------------------------------------------------------------
Texas Instruments Inc.          96,600
------------------------------------------------------------------------
Tosco Corp.                    528,450
------------------------------------------------------------------------
U S Bancorp.                   499,350
------------------------------------------------------------------------
UnionBancorp, Inc.              33,300
------------------------------------------------------------------------
Univision Communications        70,515
------------------------------------------------------------------------
U S Freightways                235,050
------------------------------------------------------------------------
Verisign Inc.                    1,300
------------------------------------------------------------------------
Veritas Software                 4,800
------------------------------------------------------------------------
Vodafone Airtouch PLC          112,560
------------------------------------------------------------------------
Wachovia Corp.                   7,919
------------------------------------------------------------------------
Wal-Mart Stores Inc            207,280
------------------------------------------------------------------------
Wells Fargo & Co new            33,250
------------------------------------------------------------------------
Williams Companies Inc         352,660
------------------------------------------------------------------------
Worldcom Inc. New              242,340
------------------------------------------------------------------------
Worldpages.Com Inc.             30,000
------------------------------------------------------------------------
Xilinx                          63,000
------------------------------------------------------------------------
Yahoo Inc                       43,037
------------------------------------------------------------------------
COLUMN TOTALS:
------------------------------------------------------------------------

------------------------------------------------------------------------
GRAND TOTAL:                35,130,894     17,882,072
----------------------------==========-----==========-------------------